Other investments (Tables)	6 Months Ended
Jun. 30, 2021
Other investments
end of	2Q21	1Q21	4Q20
Other investments (CHF million)
Equity method investments	1,757	2,812	2,631
Equity securities (without a readily determinable fair value) [1]	1,867	1,834	1,779
of which at net asset value	122	114	113
of which at measurement alternative	355	367	359
of which at fair value	1,343	1,321	1,278
of which at cost less impairment	47	32	29
Real estate held-for-investment [2]	77	78	82
Life finance instruments [3]	877	916	920
Total other investments	4,578	5,640	5,412
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2Q21, 1Q21 and 4Q20, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million, CHF 11 million and CHF 16 million, respectively, of which CHF 8 million, CHF 8 million and CHF 13 million, respectively were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	6M21	Cumulative	6M20
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(5)	(30)	(3)
Upward adjustments	0	137	137

Bank
Other investments
end of	6M21	2020
Other investments (CHF million)
Equity method investments	1,750	2,624
Equity securities (without a readily determinable fair value) [1]	1,864	1,776
of which at net asset value	122	111
of which at measurement alternative	353	357
of which at fair value	1,342	1,278
of which at cost less impairment	47	30
Real estate held-for-investment [2]	52	59
Life finance instruments [3]	877	920
Total other investments	4,543	5,379
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 6M21 and 2020, real estate held for investment included foreclosed or repossessed real estate of CHF 10 million and CHF 16 million, respectively, of which CHF 8 million and CHF 13 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative
Equity securities at measurement alternative – impairments and adjustments
in / end of	6M21	Cumulative	6M20
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(5)	(30)	(3)
Upward adjustments	0	137	137